Revenue Recognition (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Revenue Recognition (Details) [Line Items]
License agreement amount	$ 9,505
Contracted storage periods, description	Contracted storage periods are 18 years and 25 years. Deferred revenue on the accompanying consolidated balance sheets includes the portion of the 18- and the 25-year storage fees that are being recognized over the contractual storage period. The Company classifies deferred revenue as current if the Company expects to recognize the related revenue over the next 12 months from the balance sheet date.
Deferred revenue amount	$ 3,871
Revenue recognition	$ 2,212
Minimum [Member]
Revenue Recognition (Details) [Line Items]
Storage fees plan	18 years
Maximum [Member]
Revenue Recognition (Details) [Line Items]
Storage fees plan	25 years